Voya Solution 2045 Portfolio Expense Example - Voya Solution 2045 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	1,616
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,041
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,332
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	$ 1,503